INCOME PER SHARE (Schedule of Income Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	$ 6,725	$ 1,513	$ 6,514	$ (3,978)	$ (5,975)
Weighted average number of issued ordinary shares	25,067,083	21,994,408	22,329,281	21,983,757	21,983,757
Dilutive effect of share options	1,544,474	1,407,620	1,569,196	0	0
Weighted average number of diluted ordinary shares	26,611,557	23,402,028	23,898,477	21,983,757	21,983,757
Income (loss) per share, basic ($)	$ 0.27	$ 0.07	$ 0.29	$ (0.18)	$ (0.27)
Income (loss) per share, diluted ($)	$ 0.25	$ 0.06	$ 0.27	$ (0.18)	$ (0.27)